Note 56	12 Months Ended
Dec. 31, 2024
Disclosure of non-adjusting events after reporting period [abstract]
Disclosure of subsequent events [Text Block]	Subsequent events
On January 14, 2025, BBVA carried out an issuance of perpetual contingent convertible securities with exclusion of shareholders' pre-emptive subscription rights, for a total nominal amount of USD 1 billion. This issuance is listed on the New York Stock Exchange and was targeted only at qualified investors, not being offered or sold to any retail clients. Likewise, on January 28, 2025, the Bank announced its irrevocable decision to redeem in whole on March 5, 2025, the issuance of contingently convertible preferred securities (which qualified as additional tier 1 instruments) carried out by the Bank on September 5, 2019, for an amount of USD 1 billion on the First Reset Date and once the prior consent from the Regulator was obtained (see Note 22.4). In addition, on February 17, 2025 BBVA, S.A. announced a 12-year Tier 2 subordinated bond of €1 billion to be issued on February 25, with a call option in February 2032.
On January 30, 2025, it was announced that a cash distribution in the amount of €0.41 gross per share to be paid presumably in April 2025 as the final dividend for the year 2024, and the execution of a share buyback program of BBVA for an amount of €993 million were planned to be proposed to the corresponding corporate bodies for consideration as ordinary remuneration to shareholders for 2024, subject to obtaining the corresponding regulatory authorizations and approval by the Board of Directors of the specific terms and conditions of the program, which will be communicated to the market prior to the start of its execution. Finally, on February 14, 2025 BBVA announced by means of an Inside Information filing with the CNMV, that the Board of Directors of BBVA has resolved to propose to the Annual General Shareholders’ Meeting to be held on March 21, 2025 a cash distribution of €0.41 gross per share as a final dividend for 2024 to be paid on April 10, 2025.
From January 1, 2025 to the date of preparation of these Consolidated Financial Statements, no other subsequent events not mentioned above in these financial statements have taken place that could significantly affect the Group’s earnings or its equity position.